Capital Management - Schedule of Consolidated Capital (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Total equity	$ 53,006	$ 50,106
Adjusted for AOCI loss on cash flow hedges	(229)	(143)
Total equity excluding AOCI on cash flow hedges	53,235	50,249
Qualifying capital instruments	7,829	7,120
Consolidated capital	$ 61,064	$ 57,369